Document and Entity Information	Jun. 01, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001699838
Document Type	8-K
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	CONFLUENT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40526
Entity Tax Identification Number	47-1824387
Entity Address, Address Line One	899 W. Evelyn Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	(800)
Local Phone Number	439-3207
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	CFLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false